Basis of Presentation and Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Restricted cash and cash equivalents	$ 0.3	$ 0.3